Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Detail) - Government, agency and municipal securities [Member] - JPY (¥)
¥ in Billions
		Mar. 31, 2019	Mar. 31, 2018
Fair value, concentration of credit risk [Line items]
Trading assets	[1]	¥ 6,401	¥ 6,614
Japan [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		2,202	2,394
U.S. [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		1,723	2,168
EU [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		1,897	1,512
Other [Member]
Fair value, concentration of credit risk [Line items]
Trading assets		¥ 579	¥ 540

[1]	Other than above, there were \344 billion and \318 billion of government, agency and municipal securities reported within Other assets-Non-trading debt securities in the consolidated balance sheets as of March 31, 2018 and 2019, respectively. These securities are primarily Japanese government, agency and municipal securities.